Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment		$ 980,088	$ 596,137
Intangible assets		118,191	119,099
Deposits			77,225
Financial assets at FVTPL		511,945	459,145
Total non-current assets		1,610,224	1,251,606
Current assets
Accounts receivable		7,400	7,112
Prepayments, deposits and other receivables		19,630	2,209
Financial assets at FVTPL		7,978	8,039
Derivative financial instruments		149,594	177,450
Cash and bank balances		9,989	17,660
Total current assets		194,591	212,470
Total assets		1,804,815	1,464,076
Current liabilities
Accounts payable		3,396	1,533
Other payables and accruals		48,379	6,114
Contract liabilities		554	592
Tax payable		4,108	2,242
Borrowings		2,211	50,232
Financial liabilities at FVTPL		2,411	2,430
Lease liabilities		189	246
Amounts due to subsidiaries’ non-controlling shareholders		76,422	64,081
Total current liabilities		137,670	127,470
Non-current liabilities
Deferred underwriting commission		6,000	6,000
Provisions		4,422	2,407
Borrowings		307,965	208,910
Lease liabilities		12	27
Deferred tax liabilities		52,566	5,645
Financial liabilities at FVTPL		2,665	2,665
Redeemable shares classified as financial liabilities		142,530	139,322
Amount due to ultimate holding company		218,530	132,541
Total non-current liabilities		734,690	497,517
Total liabilities		872,360	624,987
CAPITAL AND RESERVES
Share capital	[1]
Reserves		753,995	728,852
Equity attributable to owners of the Company		753,995	728,852
Non-controlling interests		178,460	110,237
Total equity		932,455	839,089
Total liabilities and equity		$ 1,804,815	$ 1,464,076

[1]	The amount is less than US$1,000.